Goodwill and intangible assets - The sensitivity of the value in use to key judgements in the calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Personal Banking UK And Card And Payments
Disclosure of information for cash-generating units [line items]
Carrying value	£ 13,435
Value in use	15,949
Value in use exceeding carrying value	2,514
Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying value	8,943
Value in use	10,432
Value in use exceeding carrying value	£ 1,489	£ 123
Discount rate	14.20%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (946)
100 bps decrease in terminal growth rate	(655)
50 bps increase to allocated capital rate	(291)
10% reduction in forecasted cash flows	(1,219)
Cards and Payments
Disclosure of information for cash-generating units [line items]
Carrying value	4,492
Value in use	5,517
Value in use exceeding carrying value	£ 1,025	£ 1,360
Discount rate	14.70%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (597)
100 bps decrease in terminal growth rate	(433)
50 bps increase to allocated capital rate	(227)
10% reduction in forecasted cash flows	£ (774)
Discount rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.017
Discount rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	0.018
Terminal growth rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.026)
Terminal growth rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.027)
Allocated capital rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.026
Allocated capital rate | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	0.023
Cashflows | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.122)
Cashflows | Cards and Payments
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.133)